UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4992
                                                     ---------------------

                         Colonial Municipal Income Trust
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



               One Financial Center, Boston, Massachusetts 02111
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                            Vincent Pietropaolo, Esq.
                        Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  1-617-772-3698
                                                           -------------------

                  Date of fiscal year end:  11/30/2004
                                           ------------------

                  Date of reporting period: 05/31/2004
                                            -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


COLONIAL MUNICIPAL INCOME TRUST                                SEMIANNUAL REPORT



MAY 31, 2004

[photo of domed building]



NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

PRESIDENT'S MESSAGE


July 21, 2004

Dear Shareholder:

We are pleased to let you know that FleetBoston Financial Corporation and Bank of America Corporation have merged, effective April 1, 2004. As a result of the merger, Columbia Management Group and your Colonial Municipal Income Trust became part of the Bank of America family of companies. Looking ahead, we believe this merger will be a real benefit to our shareholders. Preserving and leveraging our strengths, the combined organization intends to deliver additional research and management capabilities, as well as new products. There are no immediate changes planned for fund names, product lines, or customer service contacts.

As you might know, on March 15, 2004, FleetBoston Financial announced an agreement in principle with the staff of the Securities and Exchange Commission ("SEC") and the New York Attorney General ("NYAG") to settle charges involving market timing in Columbia Management mutual funds. (You may also know that Bank of America came to a similar settlement in principle at the same time.) The agreement requires the final approval of the SEC and the NYAG. This settlement in principle reflects our strong wish to put this regrettable situation behind us. Columbia Management has taken and will continue to take steps to strengthen policies, procedures and oversight to curb frequent trading of Columbia open-end fund shares.

Both your fund's trustees and Columbia Management are committed to serving the interests of our shareholders, and we will continue to work hard to help you achieve your financial goals.

As always, thank you for choosing Colonial Municipal Income Trust, and for giving us the opportunity to help you build a strong financial future.

Sincerely,


/s/ Thomas C. Theobald                  /s/ J. Kevin Connaughton

Thomas C. Theobald                      J. Kevin Connaughton
Chairman, Board of Trustees             President

J. Kevin Connaughton was named president of Colonial Municipal Income Trust on February 27, 2004.



Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

PORTFOLIO MANAGER'S REPORT

[SIDEBAR DATA]:


PRICE PER SHARE AS OF 05/31/04 ($)

Net asset value          5.54
-----------------------------
Market price             5.20
-----------------------------


SIX-MONTH (CUMULATIVE) TOTAL
RETURN AS OF 05/31/04 (%)

Net asset value         -1.77
-----------------------------
Market price            -4.48
-----------------------------
Lipper High Yield
Municipal Debt Funds
Category average         0.74
-----------------------------
All returns shown assume reinvestment of distributions.


DISTRIBUTIONS DECLARED
PER COMMON SHARE
12/01/03 - 05/31/04 ($)

                         0.21
-----------------------------
A portion of the trust's income may be subject to the alternative minimum tax. The trust may at times purchase tax exempt securities at a discount from their original issue price. Some or all of this discount may be included in the trust's ordinary income, and any market discount is taxable when distributed.


TOP 5 SECTORS AS OF 05/31/04 (%)

Hospitals                 10.8
------------------------------
Congregate care retirement 6.8
------------------------------
Local general obligations  6.4
------------------------------
Water & sewer              6.0
------------------------------
Refunded/escrowed          5.7
------------------------------


QUALITY BREAKDOWN
AS OF 05/31/04 (%)

AAA                       35.7
------------------------------
AA                         0.6
------------------------------
A                          5.8
------------------------------
BBB                       19.7
------------------------------
BB                         5.8
------------------------------
B                          0.7
------------------------------
CCC                        0.3
------------------------------
C                          0.1
------------------------------
Non-rated                 29.9
------------------------------
Cash equivalents           1.4
------------------------------

Sector breakdown is calculated as a percentage of net assets (including auction preferred shares). Quality breakdown is calculated as a percentage of total investments. Ratings shown in the quality breakdown represent the highest rating assigned to a particular bond by one of the following nationally recognized rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc. or Fitch Ratings Ltd.

Because the trust is actively managed, there is no guarantee that the trust will continue to invest in these sectors or maintain this quality breakdown in the future.





For the six-month period ended May 31, 2004, Colonial Municipal Income Trust returned negative 1.77%, based on investment at net asset value. The trust trailed its peer group, the Lipper High Yield Municipal Debt Funds Category, which averaged 0.74%.1 It also fell short of its benchmark, the Lehman Brothers Municipal Bond Index, which returned negative 0.22% during the period.

CERTAIN BONDS DETRACTED FROM PERFORMANCE
The trust's investments in multi-family housing and airline bonds detracted from performance. Multi-family housing bond prices declined as low interest rates allowed more renters to become homeowners, resulting in high apartment vacancy rates. Delta Air Lines and US Airways (0.2% and 0.2% of total investments, respectively)2 were among the airlines that turned in disappointing returns. The trust's above-average stake in zero coupon municipal bonds further hampered returns. Bought at a steep discount, zeros appreciate to face value at maturity. They pay no periodic interest payments. Zeros that have longer maturities tend to underperform when interest rates are rising, as they were during this six-month period.

The trust's slightly short duration also hindered relative performance early on when stagnant job growth caused interest rates to decline. Duration is a measure, expressed in years, of a bond's sensitivity to changes in interest rates. As interest rates fell, bonds with shorter durations did not appreciate as much as bonds with longer durations. We made up some, but not all, of this relative underperformance in the spring when job growth picked up and interest rates moved higher.

For the six-month period ended May 31, 2004, the trust had an even lower return of negative 4.48%, based on its market price, as the discount to net asset value increased. Fears that short-term interest rates would rise and hurt the trust's high dividend yield put pressure on the stock's price.

LEVERAGE HELPED BOOST INCOME
During the period the trust derived added income from its leverage. The leverage comes from preferred shares, issued in 1999, which allowed the trust to borrow against its underlying investments. We invested the proceeds from these shares in longer maturity, higher-yielding bonds, while paying out a short-term rate that is influenced by the federal funds rate. The trust earns the difference between the rate paid to the preferred shareholders and the yield on the longer maturity securities. With the federal funds rate at 1.0% during this reporting period, the difference was significant and resulted in added income for the trust. However, going forward, if the trend is toward higher interest rates, the rate paid on the preferred shares could rise, lowering the income available to pay the dividend on the common shares.

--------------
1 Lipper, Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as those of the trust.
2  Holdings are disclosed as of May 31, 2004, and are subject to change.

To bolster the trust's yield, we sold some higher quality bonds and replaced them with higher-yielding issues. We also replaced 30-year bonds with 20-year bonds with comparable yields but shorter durations, which should make them less volatile as interest rates rise. These shorter-maturity bonds did well.

The trust further benefited from its above-average stake in health care bonds, which were strong performers. Specific issues such as HealthEast, a Minnesota hospital (0.8% of total investments),2 rallied amid credit improvement. In addition, we took advantage of attractive yields in the retirement housing sector, buying bonds issued by well-run companies that were expanding their facilities. We also purchased securities issued by Charter Mac, a multi-family housing loan pool (0.7% of total investments).2

LOOKING AHEAD TO RISING INTEREST RATES
We plan to maintain the trust's slightly short duration on the expectation that short-term interest rates will rise gradually as job gains fuel the economy while high oil prices keep growth somewhat in check. In this environment, we continue to believe that high-yield bonds will outpace higher quality issues.

/s/ Maureen G. Newman

Maureen G. Newman has been the portfolio manager of Colonial Municipal Income Trust since August 1998. Ms. Newman has managed various other municipal funds for Columbia Management Advisors, Inc. or its predecessors since May 1996.



Past performance is no guarantee of future investment results. Current performance may be higher or lower than performance data shown.

Tax-exempt investing offers current tax-free income, but it also involves certain risks. The value of the trust shares will be affected by interest rate changes and the creditworthiness of issues held in the trust. Investing in high-yield securities offers the potential for high current income and attractive total return, but involves certain risks. Lower-rated bond risks include default of the issuer and rising interest rates. Interest income from certain tax-exempt bonds may be subject to the federal alternative minimum tax for individuals and corporations.

INVESTMENT PORTFOLIO

May 31, 2004 (Unaudited)


MUNICIPAL BONDS - 96.9%                PAR ($)    VALUE ($)
-----------------------------------------------------------
EDUCATION - 4.8%
CA Educational Facilities Authority,
   Loyola Marymount University,
   Series 2001,
     (a) 10/01/14                    1,250,000      776,275
CA Public Works Board Lease
   Revenue, UCLA, Series 2002 A,
     5.375% 10/01/15                 1,000,000    1,078,990
CA Statewide Community
   Development Authority,
   Crossroads School for Arts
   & Sciences, Series 1998,
     6.000% 08/01/28 (b)             1,110,000    1,130,490
MA Development Finance Agency,
   Western New England College,
   Series 2002,
     6.125% 12/01/32                   200,000      199,864
MA Industrial Finance Agency,
   St. John's High School, Series 1998,
     5.350% 06/01/28                   300,000      292,326
MI Southfield Economic
   Development Corp., Lawrence
   University, Series 1998 A,
     5.400% 02/01/18                   750,000      744,218
NC Capital Facilities Finance
   Authority, Meredith College,
   Series 2001,
     5.125% 06/01/15                 1,000,000    1,052,150
VT Educational & Health Buildings
   Finance Agency, Norwich
   University, Series 1998,
     5.500% 07/01/21                 1,000,000    1,007,660
WA Higher Education Facilities
   Authority, University of Puget
   Sound, Series 1998,
     5.375% 10/01/30                 5,000,000    5,063,300
WV University, Series 2000 A,
     (a) 04/01/25                      750,000      235,687
                                                -----------
                               EDUCATION TOTAL   11,580,960
                                                -----------

-----------------------------------------------------------
HEALTH CARE - 24.6%
CONGREGATE CARE RETIREMENT - 6.8%
CA La Verne Certificates of
   Participation, Brethren Hillcrest
   Homes, Series 2003 B,
     6.625% 02/15/25                   525,000      527,730
CA Statewide Community
   Development Authority,
   Eskaton Village - Grass Valley,
   Series 2000,
     8.250% 11/15/31 (b)               750,000      817,140
CT Development Authority, First
   Mortgage, The Elim Park Baptist,
   Inc. Project,
   Series 2003,
     5.850% 12/01/33                   430,000      427,484




                                        PAR ($)    VALUE ($)
------------------------------------------------------------
FL Capital Projects Finance Authority,
   Continuing Care Retirement,
   Glenridge on Palmer Ranch,
   Series 2002 A,
     8.000% 06/01/32                   500,000      491,610
FL Lee County Industrial
   Development Authority, Shell Point
   Village Project, Series 1999 A,
     5.500% 11/15/29                   400,000      369,648
GA Fulton County Residential Care
   Facilities, Canterbury Court Project,
   Series 2004 A,
     6.125% 02/15/26                   500,000      490,160
GA Savannah Economic Development
   Authority, 1st Mortgage, Marshes
   of Skidaway, Series 2003 A,
     7.400% 01/01/34                   350,000      338,898
HI Department of Budget & Finance,
   Kahala Nui Project, Series 2003 A,
     8.000% 11/15/33                   750,000      745,125
IL Health Facilities Authority Revenue:
   Lutheran Senior Ministries,
   Series 2001,
     7.375% 08/15/31                   250,000      242,625
   Washington and Jane Smith
   Community, Series 2003 A,
     7.000% 11/15/32                   525,000      512,888
KS Manhattan, Meadowlark Hills
   Retirement Home, Series 1999 A:
     6.375% 05/15/20                   250,000      251,245
     6.500% 05/15/28                 1,500,000    1,515,375
MA Boston Industrial Development
   Finance Authority, Springhouse, Inc.,
   Series 1988,
     5.875% 07/01/20                   235,000      226,695
MA Development Finance Agency,
   Loomis Communities:
   Series 1999 A,
     5.625% 07/01/15                   250,000      238,735
   Series 2002 A,
     6.900% 03/01/32                   125,000      127,064
MD Westminster Economic
   Development, Carroll Lutheran
   Village, Series 2004 A,
     6.250% 05/01/34                   500,000      494,700
NH Higher Educational & Health
   Facilities Authority, Rivermead at
   Peterborough, Series 1998,
     5.750% 07/01/28                 1,100,000      962,456
NJ Economic Development
   Authority, Seabrook Village, Inc.,
   Series 2000 A,
     8.250% 11/15/30                   500,000      530,190




See notes to investment portfolio.

May 31, 2004 (Unaudited)



MUNICIPAL BONDS (CONTINUED)            PAR ($)    VALUE ($)
-----------------------------------------------------------
HEALTH CARE (CONTINUED)
CONGREGATE CARE RETIREMENT (CONTINUED)
PA Chartiers Valley Industrial &
   Commercial Development
   Authority, Asbury Health Center,
   Series 1999,
     6.375% 12/01/24                 1,000,000      960,480
PA County Authority, Dunwoody
   Village, Series 2003 A,
     5.375% 04/01/17                   400,000      408,864
PA Lancaster Industrial Development
   Authority, Garden Spot Village,
   Series 2000 A,
     7.625% 05/01/31                   325,000      338,751
PA Philadelphia Authority for
   Industrial Development, Baptist
   Home of Philadelphia,
   Series 1998 A,
     5.500% 11/15/18                   360,000      321,019
TN Metropolitan Government,
   Nashville & Davidson Counties,
   Blakeford at Green Hills,
   Series 1998,
     5.650% 07/01/24                   575,000      512,647
TN Shelby County Health,
   Educational & Housing
   Facilities Board, Germantown
   Village, Series 2003 A,
     7.250% 12/01/34                   600,000      581,310
TX Abilene Health Facilities
   Development Corp., Sears
   Methodist Retirement
   Obligated Group:
   Series 1998 A,
     5.900% 11/15/25                   750,000      688,305
   Series 2003 A,
     7.000% 11/15/33                   200,000      201,702
TX Houston Health Facilities
   Development Corp., Retirement
   Facilities Revenue, Buckingham
   Senior Living Community, Inc.,
   Series 2004 A,
     7.000% 02/15/26                   500,000      486,070
WI Health & Educational Facilities
   Authority:
   Attic Angel Obligated Group,
   Series 1998,
     5.750% 11/15/27                   875,000      765,826
   Clement Manor, Series 1998,
     5.750% 08/15/24                 1,000,000      881,970
   Three Pillars Senior Living
   Communities, Series 2003,
     5.750% 08/15/26                   500,000      482,935
   United Lutheran Program for
   Aging, Inc., Series 1998,
     5.700% 03/01/28                   750,000      657,893
                                                -----------
              Congregate Care Retirement Total   16,597,540
                                                -----------




                                      PAR ($)    VALUE ($)
-----------------------------------------------------------
HEALTH SERVICES - 0.7%
MA Development Finance Agency,
   Boston Biomedical Research
   Institute, Series 1999,
     5.650% 02/01/19                   620,000      583,972
MA Health & Educational Facilities
   Authority, Civic Investments, Inc.,
   Series 2002 A,
     9.000% 12/15/15                   750,000      842,797
MN Minneapolis & St. Paul Housing
   & Redevelopment Authority,
   Healthpartners Project, Series 2003,
     5.625% 12/01/22                   200,000      200,218
                                                -----------
                         Health Services Total    1,626,987
                                                -----------
HOSPITALS - 10.8%
AR Conway Health Facilities Board,
   Conway Regional Medical Center:
   Series 1999 A,
     6.400% 08/01/29                   350,000      362,603
   Series 1999 B,
     6.400% 08/01/29                   850,000      879,597
AZ Yavapai County Industrial
   Development Authority, Yavapai
   Regional Medical Center,
   Series 2003 A,
     6.000% 08/01/33                   150,000      150,405
CA Health Facilities Financing
   Authority, Cedars-Sinai Medical
   Center, Series 1999 A,
     6.125% 12/01/30                   650,000      685,769
CA Rancho Mirage Joint Powers
   Finance Authority, Eisenhower
   Medical Center, Series 2004,
     5.625% 07/01/29                   750,000      744,473
CO Health Care Facilities Authority,
   National Jewish Medical &
   Research Center, Series 1998:
     5.375% 01/01/16                 1,500,000    1,478,955
     5.375% 01/01/23                   340,000      316,363
FL Orange County Health Facilities
   Authority, Orlando Regional
   Healthcare, Series 2002,
     5.750% 12/01/32                   150,000      152,012
FL South Lake County Hospital
   District, South Lake Hospital, Inc.,
   Series 2003,
     6.375% 10/01/34                   250,000      249,407
FL West Orange Healthcare District,
   Series 2001 A,
     5.650% 02/01/22                   400,000      400,456
IL Health Facilities Authority:
   Swedish American Hospital,
   Series 2000,
     6.875% 11/15/30                   500,000      543,865
   Thorek Hospital & Medical
   Center, Series 1998,
     5.375% 08/15/28                   500,000      435,630



See notes to investment portfolio.

May 31, 2004 (Unaudited)


MUNICIPAL BONDS (CONTINUED)            PAR ($)    VALUE ($)
-----------------------------------------------------------
HEALTH CARE (CONTINUED)
HOSPITALS (CONTINUED)
IL Southwestern Development
   Authority, Anderson Hospital,
   Series 1999:
     5.375% 08/15/15                   500,000      500,995
     5.500% 08/15/20                   550,000      533,319
IN Health Facility Authority,
   Community Foundation,
   Northwest Indiana, Inc.,
   Series 2004 A,
     6.000% 03/01/34                   425,000      405,114
LA Public Facilities Authority,
   Touro Infirmary, Series 1999:
     5.500% 08/15/19                   250,000      253,123
     5.625% 08/15/29                   525,000      516,269
MA Health & Educational Facilities
   Authority:
   Jordan Hospital, Series 2003 E,
     6.750% 10/01/33                   250,000      254,333
   Milford-Whitinsville
   Regional Hospital:
   Series 1998 C,
     5.250% 07/15/18                   500,000      465,925
   Series 2002 D,
     6.350% 07/15/32                   250,000      250,628
MD Health & Higher Educational
   Facilities Authority, Adventist
   Healthcare, Series 2003 A:
     5.000% 01/01/16                   365,000      356,824
     5.750% 01/01/25                   400,000      396,168
MI Dickinson County Healthcare
   System, Series 1999,
     5.700% 11/01/18                   770,000      738,553
MI Flint Hospital Building Authority,
   Hurley Medical Center,
   Series 1998 A,
     5.375% 07/01/20                   460,000      422,027
MN St. Paul Housing & Redevelopment
   Authority, HealthEast Project,
   Series 2001 A,
     5.700% 11/01/15                 2,000,000    1,912,360
NH Higher Educational & Health
   Facilities Authority:
   Catholic Medical Center,
   Series 2002,
     6.125% 07/01/32                   200,000      200,060
   Littleton Hospital Association, Inc.,
   Series 1998 A:
     5.900% 05/01/18                   500,000      450,315
     6.000% 05/01/28                   625,000      546,113
   Series 1998 B,
     5.900% 05/01/28                   675,000      582,073




                                       PAR ($)    VALUE ($)
-----------------------------------------------------------
NJ Health Care Facilities Financing
   Authority Revenue, Capital Health
   Systems Obligated Group, Inc.,
   Series 2003 A,
     5.750% 07/01/23                   500,000      508,465
NV Henderson Healthcare Facility
   Revenue, Catholic Healthcare West,
   Series 1998,
     5.375% 07/01/26                   500,000      461,420
NY State Dormitory Authority Revenue:
   North Shore - Long Island Jewish
   Medical Center, Series 2003,
     5.500% 05/01/33                   200,000      199,702
   South Nassau Communities Hospital,
   Series 2003,
     5.500% 07/01/23                   400,000      404,252
OH Belmont County, East Ohio
   Regional Hospital, Series 1998,
     5.700% 01/01/13                   700,000      621,166
OH Highland County Joint Township
   Hospital District, Series 1999,
     6.750% 12/01/29                   715,000      661,025
OH Lakewood Hospital Improvement
   Revenue, Lakewood Hospital
   Association, Series 2003,
     5.500% 02/15/14                   400,000      422,312
OH Miami County, Upper Valley
   Medical Center, Inc., Series 1996 A,
     6.250% 05/15/16                   665,000      688,501
OH Sandusky County, County
   Memorial Hospital, Series 1998,
     5.150% 01/01/08                   270,000      275,389
PA Allegheny County Hospital
   Development, Ohio Valley General
   Hospital, Series 1998 A,
     5.450% 01/01/28                 1,050,000      943,425
PA Pottsville Hospital Authority,
   Pottsville Hospital & Warne
   Clinic, Series 1998,
     5.625% 07/01/24                   605,000      528,952
SC Jobs Economic Development
   Authority, Bon Secours Health Care
   Systems, Inc., Series 2002 A,
     5.250% 11/15/23                 1,250,000    1,209,387
SC Lexington County Health Services
   District, Inc. Hospital Improvement,
   Series 2003,
     5.500% 11/01/23                   750,000      753,248
TX Richardson Hospital Authority,
   Baylor Richardson Medical Center,
   Series 1998,
     5.625% 12/01/28                   300,000      280,551
TX Tyler Health Facilities
   Development Corp., Mother Frances

   Hospital, Series 2001,
     6.000% 07/01/31                   750,000      755,198




See notes to investment portfolio.

May 31, 2004 (Unaudited)




MUNICIPAL BONDS (CONTINUED)            PAR ($)    VALUE ($)
-----------------------------------------------------------
HEALTH CARE (CONTINUED)
HOSPITALS (CONTINUED)

VA Prince William County Industrial
   Development Authority Revenue,
   Potomac Hospital Corp.,
   Series 2003,
     5.200% 10/01/30                   350,000      333,120
VT Educational & Health Buildings
   Finance Agency, Brattleboro
   Memorial Hospital, Series 1998,
     5.375% 03/01/28                   500,000      453,615
WI Health & Educational Facilities
   Authority:
   Aurora Health Care, Inc.,
   Series 2003,
     6.400% 04/15/33                   350,000      360,521
   Fort Health Care, Inc. Project,
   Series 2004,
     6.100% 05/01/34                   750,000      759,255
   Wheaton Franciscan Services,
   Series 2002,
     5.750% 08/15/30                   450,000      461,736
                                                -----------
                               Hospitals Total   26,264,974
                                                -----------
INTERMEDIATE CARE FACILITIES - 1.0%
IN Health Facilities Financing
   Authority, Hoosier Care, Inc.,
   Series 1999 A,
     7.125% 06/01/34                 1,060,000      860,529
PA Economic Development Financing
   Authority, Northwestern Human
   Services, Inc., Series 1998 A,
     5.250% 06/01/14                 2,150,000    1,711,292
                                                -----------
            Intermediate Care Facilities Total    2,571,821
                                                -----------
NURSING HOMES - 5.3%
AK Juneau, St. Ann's Care Center,
   Series 1999,
     6.875% 12/01/25                 1,000,000    1,005,740
CO Health Facilities Authority:
   American Housing Foundation I,
   Inc. Project, Series 1990 A,
     8.500% 12/01/31                   545,000      513,940
   Volunteers of America:
   Series 1998 A:
     5.450% 07/01/08                   250,000      243,222
     5.750% 07/01/20                   700,000      617,638
   Series 1999 A,
     6.000% 07/01/29                   350,000      305,036
IA Finance Authority, Care Initiatives
   Project:
   Series 1996,
     9.250% 07/01/25                   985,000    1,147,436
   Series 1998 B:
     5.750% 07/01/18                   550,000      494,489
     5.750% 07/01/28                 1,475,000    1,231,197




                                       PAR ($)    VALUE ($)
-----------------------------------------------------------
IN Gary Industrial Economic
   Development, West Side Health
   Care Center, Series 1987 A,
     11.500% 10/01/17 (c)            2,230,000    1,115,000
IN Michigan City Health Facilities,
   Metro Health Foundation, Inc.
   Project, Series 1993,
     11.000% 11/01/22 (d)            4,500,000      585,000
KY Economic Development Finance
   Authority, Health Facilities Revenue,
   Series 2003,
     6.500% 01/01/29                   925,000      828,633
MA Development Finance Agency:
   Alliance Health Care Facilities,
   Series 1999,
     7.100% 07/01/32                 1,150,000    1,081,954
   American Health Woodlawn
   Manor, Inc.:
   Series 2000 A,
     7.750% 12/01/27                   370,000      309,594
   Series 2000 B,
     10.250% 06/01/27 (c)              113,186       77,852
   GF/Massachusetts Inc.,
   Series 1994,
     8.300% 07/01/23                   895,000      904,210
MI Cheboygan County Economic
   Development Corp., Metro Health
   Foundation Project, Series 1993,
     11.000% 11/01/22 (d)            2,440,000      317,200
MN Carlton Inter-Faith Social
   Services, Inc., Series 2000,
     7.500% 04/01/19                   250,000      256,170
MN Sartell, Foundation for
   Healthcare, Series 1999 A,
     6.625% 09/01/29                 1,025,000      968,943
TX Kirbyville Health Facilities
   Development Corp., Heartway III
   Project, Series 1997 A,
     10.000% 03/20/18 (c)              539,215      188,725
WA Kitsap County Housing
   Authority, Martha & Mary Nursing
   Home, Series 1996,
     7.100% 02/20/36                   643,000      749,352
                                                -----------
                           Nursing Homes Total   12,941,331
                                                -----------
                             HEALTH CARE TOTAL   60,002,653
                                                -----------

-----------------------------------------------------------
HOUSING - 6.8%
ASSISTED LIVING/SENIOR - 2.9%
DE Kent County, Heritage at Dover,
   Series 1999, AMT,
     7.625% 01/01/30                 1,210,000      999,157
GA Columbus Housing Authority,
   The Gardens at Calvary,
   Series 1999,
     7.000% 11/15/19                   495,000      417,404


See notes to investment portfolio.

May 31, 2004 (Unaudited)


MUNICIPAL BONDS (CONTINUED)            PAR ($)    VALUE ($)
-----------------------------------------------------------
HOUSING (CONTINUED)
ASSISTED LIVING/SENIOR (CONTINUED)
IL Development Finance Authority,
   Care Institute, Inc., Series 1995,
     8.250% 06/01/25                 1,435,000    1,364,570
MN Roseville, Care Institute, Inc.,
   Series 1993,
     7.750% 11/01/23 (c)             1,630,000    1,059,500
NC Medical Care Commission,
   DePaul Community Facilities
   Project, Series 1999,
     7.625% 11/01/29                   985,000    1,003,331
NY Huntington Housing Authority,
   Gurwin Jewish Senior Center,
   Series 1999:
     5.875% 05/01/19                   420,000      391,814
     6.000% 05/01/29                   650,000      590,648
TX Bell County Health Facilities
   Development Corp., Care
   Institutes, Inc., Series 1994,
     9.000% 11/01/24                 1,415,000    1,275,736
                                                -----------
                  Assisted Living/Senior Total    7,102,160
                                                -----------
MULTI-FAMILY - 3.9%
DE Wilmington, Electra Arms Senior
   Association Project, Series 1998, AMT,
     6.250% 06/01/28                   945,000      743,942
FL Broward County Housing Finance
   Authority, Chaves Lake Apartment
   Project, Series 2000, AMT,
     7.500% 07/01/40                   500,000      490,150
FL Clay County Housing Finance
   Authority, Madison Commons
   Apartments, Series 2000 A, AMT,
     7.450% 07/01/40                   500,000      493,170
MN Washington County Housing &
   Redevelopment Authority, Cottages
   of Aspen, Series 1992, AMT,
     9.250% 06/01/22                   990,000    1,012,117
MN White Bear Lake, Birch Lake
   Townhome Project:
   Series 1989 A, AMT,
     10.250% 07/15/19                1,770,000    1,771,239
   Series 1989 B, AMT,
     (a) 07/15/19                      625,000      304,619
Resolution Trust Corp., Pass-Through
   Certificates, Series 1993 A,
     8.750% 12/01/16 (e)               455,481      436,606
SC Housing Finance & Development,
   Multi-Family Housing Finance
   Revenue, Westbridge Apartments,
   Series 1990 A, AMT,
     9.500% 09/01/20                 1,921,000    1,871,054
TN Franklin Industrial Development
   Board, Landings Apartment Project,
   Series 1996 B,
     8.750% 04/01/27                   710,000      726,692




                                       PAR ($)    VALUE ($)
-----------------------------------------------------------
TX Affordable Housing Corp.,
   NHT/GTEX Project, Series 2001 C,
     10.000% 10/01/31 (c)              685,000      171,250
TX El Paso County Housing Finance
   Corp., American Village Communities:
   Series 2000 C,
     8.000% 12/01/32                   300,000      303,492
   Series 2000 D,
     10.000% 12/01/32                  300,000      304,779
VA Alexandria Redevelopment &
   Housing Authority, Courthouse
   Commons Apartments,
   Series 1990 A, AMT,
     10.000% 01/01/21                1,000,000      858,130
                                                -----------
                            Multi-Family Total    9,487,240
                                                -----------
SINGLE FAMILY - 0.0%
KY Kentucky County Single Family
   Mortgage Revenue,
   Series 1987 A, AMT,
     9.000% 09/01/16                    25,000       25,048
                                                -----------
                           Single Family Total       25,048
                                                -----------
                                 HOUSING TOTAL   16,614,448
                                                -----------

-----------------------------------------------------------
INDUSTRIAL - 5.4%
FOOD PRODUCTS - 1.5%
GA Cartersville Development Authority,
   Anheuser Busch Project, Inc.,
   Series 2002, AMT,
     5.950% 02/01/32                 1,000,000    1,024,570
IN Hammond, American Maize
   Products Co., Series 1994, AMT,
     8.000% 12/01/24                   260,000      273,039
LA Port of New Orleans Industrial
   Development, Continental Grain
   Co., Series 1993,
     7.500% 07/01/13                 1,000,000    1,026,150
LA Southern Louisiana Port
   Commission, Cargill, Inc. Project,
   Series 1997,
     5.850% 04/01/17                   500,000      523,910
MI Strategic Fund, Michigan Sugar
   Co., Sebewaing Project,
   Series 1998 A,
     6.250% 11/01/15                 1,000,000      933,930
                                                -----------
                           Food Products Total    3,781,599
                                                -----------
FOREST PRODUCTS - 1.8%
AL Camden Industrial Development
   Board, Weyerhaeuser Co.,
   Series 2003 B, AMT,
     6.375% 12/01/24                   400,000      416,924
AL Courtland Industrial Development
   Board, Champion International
   Corp., Series 1999,
     6.000% 08/01/29                 1,000,000      996,040




See notes to investment portfolio.

May 31, 2004 (Unaudited)


MUNICIPAL BONDS (CONTINUED)            PAR ($)    VALUE ($)
-----------------------------------------------------------
INDUSTRIAL (CONTINUED)
FOREST PRODUCTS (CONTINUED)
AL Phenix City Industrial
   Development Board Environmental
   Improvement Revenue,
   Meadwestvaco Corp.,
   Series 2001 A, AMT,
     6.350% 05/15/35                   400,000      412,576
GA Rockdale County Development
   Authority, Solid Waste Disposal,
   Visy Paper, Inc., Series 1993, AMT,
     7.500% 01/01/26                   800,000      819,736
LA Beauregard Parish, Boise Cascade
   Corp. Project, Series 2002,
     6.800% 02/01/27                 1,000,000    1,005,830
MI Delta County Economic
   Development Corp., Mead
   Westvaco-Escanaba,
   Series 2002 B, AMT,
     6.450% 04/15/23                   300,000      309,492
VA Bedford County Industrial
   Development Authority, Nekoosa
   Packaging Corp.,
   Series 1998, AMT,
     5.600% 12/01/25                   400,000      357,192
                                                -----------
                         Forest Products Total    4,317,790
                                                -----------
MANUFACTURING - 0.7%
IL Will-Kankakee Regional
   Development Authority, Flanders
   Corp. Precisionaire Project,
   Series 1997, AMT,
     6.500% 12/15/17                   825,000      804,796
TX Trinity River Authority,
   Texas Instruments Project,
   Series 1996, AMT,
     6.200% 03/01/20                   750,000      779,062
                                                -----------
                           Manufacturing Total    1,583,858
                                                -----------
METALS & MINING - 0.2%
NV Department of Business &
   Industry, Wheeling-Pittsburgh
   Steel Corp., Series 1999 A, AMT,
     8.000% 09/01/14 (e)               237,097      180,630
VA Greensville County Industrial
   Development Authority,
   Wheeling-Pittsburgh Steel Corp.,
   Series 1999 A, AMT,
     7.000% 04/01/14                   375,000      289,916
                                                -----------
                         Metals & Mining Total      470,546
                                                -----------
OIL & GAS - 1.2%
TX Gulf Coast Industrial
   Development Authority, Solid Waste
   Disposal, Citgo Petroleum,
   Series 1998, AMT,
     8.000% 04/01/28                   375,000      391,264




                                       PAR ($)    VALUE ($)
-----------------------------------------------------------
VI Government Refinery Facilities,
   Hovensa Coker Project,
   Series 2002, AMT,
     6.500% 07/01/21                   250,000      264,203
VI Public Finance Authority, Refinery
   Facilities Revenue, Hovensa Refinery:
   Series 2003, AMT,
     6.125% 07/01/22                   425,000      437,546
   Series 2004, AMT,
     5.875% 07/01/22                   400,000      404,832
WA Pierce County Economic
   Development Corp., Occidental
   Petroleum Co., Series 1993, AMT,
     5.800% 09/01/29                 1,500,000    1,484,550
                                                -----------
                               Oil & Gas Total    2,982,395
                                                -----------
                              INDUSTRIAL TOTAL   13,136,188
                                                -----------

-----------------------------------------------------------
OTHER - 7.7%
OTHER - 0.4%
NY Convention Center Operating
   Corp., Yale Building Project,
   Series 2003,
     (a) 06/01/08                    1,000,000      830,310
                                                -----------
                                   Other Total      830,310
                                                -----------
POOL/BOND BANK - 0.3%
MI Municipal Bond Authority,
   Local Government Loan Project,
   Series 2001 A,
     5.375% 11/01/17                   550,000      589,391
                                                -----------
                          Pool/Bond Bank Total      589,391
                                                -----------
REFUNDED/ESCROWED (f) - 5.7%
CA San Joaquin Hills Transportation
   Corridor Agency,
   Series 1993, AMT,
     (a) 01/01/25                   10,000,000    3,284,900
CT Development Authority, Sewer
   Sludge Disposal Facilities,
   Series 1996, AMT,
     8.250% 12/01/06                   570,000      623,819
GA Forsyth County Hospital
   Authority, Georgia Baptist
   Healthcare System, Series 1998,
     6.000% 10/01/08                   755,000      812,810
ID Health Facilities Authority, IHC
   Hospitals, Inc., Series 1992,
     6.650% 02/15/21                 2,750,000    3,374,497
IL Metropolitan Pier & Exposition
   Authority, McCormick Project,
   Series 1993 A,
     (a) 06/15/14                    1,010,000      638,926
IL University of Illinois,
   Series 2001 A,
     5.500% 08/15/17                   600,000      671,784
NC Lincoln County, Lincoln County
   Hospital, Series 1991,
     9.000% 05/01/07                   200,000      223,710




See notes to investment portfolio.

May 31, 2004 (Unaudited)


MUNICIPAL BONDS (CONTINUED)            PAR ($)    VALUE ($)
-----------------------------------------------------------
OTHER (CONTINUED)
REFUNDED/ESCROWED (f) (CONTINUED)
PA Delaware County Authority,
   Mercy Health Corp., Southeastern
   Pennsylvania Obligated,
   Series 1996:
     6.000% 12/15/16                 1,400,000    1,541,316
     6.000% 12/15/26                   500,000      547,210
TN Shelby County, Health, Education
   & Housing Facilities Board,
   Open Arms Development Center:
   Series 1992 A,
     9.750% 08/01/19                   465,000      570,639
   Series 1992 C,
     9.750% 08/01/19                   470,000      575,261
TX Board of Regents University
   of Texas, Series 2001 B,
     5.375% 08/15/18                   350,000      388,178
WV Hospital Finance Authority,
   Charleston Area Medical Center,
   Series 2000 A,
     6.750% 09/01/30                   605,000      721,590
                                                -----------
                       Refunded/Escrowed Total   13,974,640
                                                -----------
TOBACCO - 1.3%
CA Golden State Tobacco
   Securitization Authority,
   Asset Backed:
   Series 2002 A-1:
     6.250% 06/01/33                 1,600,000    1,439,136
     6.750% 06/01/39                 1,000,000      885,370
   Series 2003 B,
     5.500% 06/01/43                   500,000      484,410
WA Tobacco Settlement Authority,
   Series 2002,
     6.625% 06/01/32                   500,000      436,045
                                                -----------
                                 Tobacco Total    3,244,961
                                                -----------
                                   OTHER TOTAL   18,639,302
                                                -----------

-----------------------------------------------------------
OTHER REVENUE - 2.8%
HOTELS - 0.8%
PA Philadelphia Authority for
   Industrial Development, Doubletree
   Project, Series 1997 A,
     6.500% 10/01/27                 2,000,000    2,011,520
                                                -----------
                                  Hotels Total    2,011,520
                                                -----------
RECREATION - 1.3%
CA Agua Caliente, Band of Cahuilla
   Indians Revenue, Series 2003,
     5.600% 07/01/13                   775,000      768,219
CT Gaming Authority Mohegan Tribe,
   Series 2001,
     6.250% 01/01/31 (e)               200,000      207,064
CT Mashantucket Western Pequot
   Revenue, Series B,
     (a) 09/01/18 (e)                1,100,000      477,708



                                       PAR ($)    VALUE ($)
-----------------------------------------------------------
FL Capital Trust Agency, Seminole
   Tribe Convention Center,
   Series 2002 A,
     10.000% 10/01/33 (e)              900,000    1,082,646
NM Red River Sports Facility, Red
   River Ski Area Project, Series 1998,
     6.450% 06/01/07                   665,000      669,475
                                                -----------
                              Recreation Total    3,205,112
                                                -----------
RETAIL - 0.7%
NJ Economic Development Authority,
   Glimcher Properties LP Project,
   Series 1998, AMT,
     6.000% 11/01/28                 1,000,000    1,006,960
OH Lake County, North Madison
   Properties, Series 1993,
     8.819% 09/01/11                   630,000      618,181
                                                -----------
                                  Retail Total    1,625,141
                                                -----------
                           OTHER REVENUE TOTAL    6,841,773
                                                -----------

-----------------------------------------------------------
RESOURCE RECOVERY - 1.3%
DISPOSAL - 0.5%
MA Industrial Finance Agency,
   Peabody Monofill Associates, Inc.,
   Series 1995,
     9.000% 09/01/05                   395,000      404,804
UT Carbon County, Laidlaw
   Environmental, Series 1997 A, AMT:
     7.500% 02/01/10                   250,000      253,615
     7.450% 07/01/17                   500,000      505,425
                                                -----------
                                Disposal Total    1,163,844
                                                -----------
RESOURCE RECOVERY - 0.8%
MA Industrial Finance Agency,
   Ogden Haverhill Project,
   Series 1998 A, AMT,
     5.500% 12/01/13                 1,000,000      979,400
PA Delaware County Industrial
   Development Authority, BFI Project,
   Series 1988 A,
     6.200% 07/01/19                 1,000,000    1,024,260
                                                -----------
                       Resource Recovery Total    2,003,660
                                                -----------
                       RESOURCE RECOVERY TOTAL    3,167,504
                                                -----------

-----------------------------------------------------------
TAX-BACKED - 17.2%
LOCAL APPROPRIATED - 0.6%
CA Compton Certificates of
   Participation, Civic Center &
   Capital Improvements,
   Series 1997 A,
     5.500% 09/01/15                 1,000,000    1,019,080
SC Dorchester County School District
   No. 2 Installment Purchase Revenue,
   Series 2004,
     5.250% 12/01/29                   500,000      481,640
                                                -----------
                      Local Appropriated Total    1,500,720
                                                -----------




See notes to investment portfolio.

May 31, 2004 (Unaudited)


MUNICIPAL BONDS (CONTINUED)            PAR ($)    VALUE ($)
-----------------------------------------------------------
TAX-BACKED (CONTINUED)
LOCAL GENERAL OBLIGATIONS - 6.4%
CA East Side Union High School
   District, Series 2003 B,
     5.100% 02/01/20                   750,000      795,652
CA Fresno Unified School District:
   Series 2002,
     5.750% 07/01/16                   600,000      681,342
   Series 2002 A,
     6.000% 02/01/18                 1,245,000    1,443,789
CA Vallejo Unified School District,
   Series 2002 A,
     5.900% 08/01/25                 1,000,000    1,132,210
LA New Orleans, Series 1991,
     (a) 09/01/15                    4,000,000    2,327,000
NY New York City, Series 1998 H,
     5.125% 08/01/25                 5,000,000    5,037,800
TX Dallas County Flood Control,
   District No. 1, Series 2002,
     7.250% 04/01/32                   750,000      759,225
TX Irving Independent School
   District, Series 1997:
     (a) 02/15/15                    1,500,000      894,855
     (a) 02/15/16                    1,000,000      561,380
WA Clark County School District
   No. 37, Series 2001 C,
     (a) 12/01/18                    4,000,000    1,910,120
                                                -----------
               Local General Obligations Total   15,543,373
                                                -----------
SPECIAL NON-PROPERTY TAX - 4.4%
CA San Diego Redevelopment
   Agency, Series 2001,
     (a) 09/01/18                    1,015,000      488,185
FL Northern Palm Beach County
   Improvement District, Series 1999,
     5.900% 08/01/19                   500,000      545,525
IL Metropolitan Pier & Exposition
   Authority, McCormick Place
   Expansion Project:
   Series 1993 A,
     (a) 06/15/14                    3,990,000    2,499,416
   Series 1994 A,
     (a) 06/15/15                    3,000,000    1,766,880
   Series 1996 A,
     (a) 12/15/13                    5,000,000    3,245,250
PR Commonwealth Highway
   & Transportation Authority,
   Series 2003 AA:
     5.500% 07/01/18                   375,000      419,640
     5.500% 07/01/20                 1,500,000    1,668,555
                                                -----------
                Special Non-Property Tax Total   10,633,451
                                                -----------
SPECIAL PROPERTY TAX - 4.1%
CA Huntington Beach Community
   Facilities District, Grand Coast
   Resort, Series 2001,
     6.450% 09/01/31                   500,000      509,340




                                       PAR ($)    VALUE ($)
-----------------------------------------------------------
CA Oakdale Public Finance Authority,
   Tax Allocation Revenue,
   Central City Redevelopment Project,
   Series 2004,
     5.375% 06/01/33                 1,125,000    1,061,257
CA Orange County Community
   Facilities District, Ladera Ranch,
   Series 1999 A,
     6.500% 08/15/21                 1,000,000    1,037,040
CA Orange County Improvement
   Bond Act 1915, Phase IV,
   No. 01-1-B, Series 2003,
     5.750% 09/02/33                   500,000      498,545
CA Redwood City Community
   Facilities District No. 1 Redwood,
   Series 2003 B,
     6.000% 09/01/33                   300,000      303,573
CA Temecula Valley Unified School
   District No. 02-1, Series 2003,
     6.125% 09/01/33                   355,000      354,957
CA Yorba Linda Redevelopment
   Agency, Series 1998 A,
     (a) 09/01/24                    1,325,000      431,102
FL Celebration Community
   Development District, Special
   Assessment, Series 2003 A,
     6.400% 05/01/34                   750,000      760,110
FL Colonial Country Club
   Community Development District,
   Capital Improvement,
   Series 2003,
     6.400% 05/01/33                   495,000      505,390
FL Double Branch Community
   Development District, Special
   Assessment, Series 2002 A,
     6.700% 05/01/34                   500,000      523,815
FL Heritage Palms Community
   Development District,
   Series 1999 A,
     6.250% 11/01/04                   370,000      371,454
FL Islands at Doral Southwest
   Community Development District,
   Series 2003,
     6.375% 05/01/35                   250,000      255,348
FL Lexington Oaks Community
   Development District,
   Series 1998 A,
     6.125% 05/01/19                   685,000      691,206
FL Orlando, Conroy Road
   Interchange Project, Series 1998 A:
     5.500% 05/01/10                   125,000      127,014
     5.800% 05/01/26                   300,000      299,676




See notes to investment portfolio.

May 31, 2004 (Unaudited)


MUNICIPAL BONDS (CONTINUED)            PAR ($)    VALUE ($)
-----------------------------------------------------------
TAX-BACKED (CONTINUED)
SPECIAL PROPERTY TAX (CONTINUED)
FL Stoneybrook Community
   Development District:
   Series 1998 A,
     6.100% 05/01/19                   245,000      247,318
   Series 1998 B,
     5.700% 05/01/08                    35,000       35,192
FL Westchester Community
   Development District No. 1, Special
   Assessment, Series 2003,
     6.125% 05/01/35                   275,000      273,347
MI Pontiac Finance Authority,
   Development Area No. 3,
   Series 2002,
     6.375% 06/01/31                   450,000      445,149
MI Taylor Tax Increment Finance
   Authority, Series 2001,
     5.375% 05/01/17                 1,000,000    1,067,460
                                                -----------
                    Special Property Tax Total    9,798,293
                                                -----------
STATE APPROPRIATED - 0.8%
MI Building Authority, Series 2001 I,
     5.000% 10/15/24                 1,000,000    1,004,230
PR Commonwealth of Puerto Rico,
   Public Finance Corp.,
   Series 2002 E,
     6.000% 08/01/26                   900,000      999,090
                                                -----------
                      State Appropriated Total    2,003,320
                                                -----------
STATE GENERAL OBLIGATIONS - 0.9%
CA State, Series 2003,
     5.250% 02/01/23                   380,000      380,418
PR Commonwealth, Public
   Improvement, Series 2001 A,
     5.500% 07/01/21                 1,750,000    1,937,127
                                                -----------
               State General Obligations Total    2,317,545
                                                -----------
                              TAX-BACKED TOTAL   41,796,702
                                                -----------

-----------------------------------------------------------
TRANSPORTATION - 8.0%
AIR TRANSPORTATION - 2.7%
CA Los Angeles Regional Airport
   Improvement, American Airlines,
   Series 2002 C, AMT,
     7.500% 12/01/24                   500,000      428,385
   Laxfuel Corp., Series 2001, AMT,
     5.250% 01/01/23                   500,000      495,875
FL Capital Trust Agency Revenue,
   Air Cargo - Orlando Project,
   Series 2003, AMT,
     6.750% 01/01/32                   350,000      323,655
IN Indianapolis Airport Authority:
   FedEx Corp., Series 1994, AMT,
     7.100% 01/15/17                 1,000,000    1,025,650
   United Airlines Project,
   Series 1995 A, AMT,
     6.500% 11/15/31 (d)               391,911       80,734





                                       PAR ($)    VALUE ($)
-----------------------------------------------------------
KY Kenton County Airport Board,
   Delta Air Lines, Inc.,
   Series 1992 A, AMT,
     7.500% 02/01/20                   500,000      385,500
MN Minneapolis & St. Paul
   Metropolitan Airport Commission,
   Northwest Airlines, Inc.:
   Series 2001 A, AMT,
     7.000% 04/01/25                   325,000      286,965
   Series 2001 B, AMT,
     6.500% 04/01/25                   250,000      239,055
NC Charlotte Special Facilities Revenue,
   Douglas International Airport,
   US Airways, Inc.:
   Series 1998, AMT,
     5.600% 07/01/27                   250,000      133,750
   Series 2000, AMT,
     7.750% 02/01/28                   500,000      357,365
NJ Economic Development Authority,
   Continental Airlines, Inc.
   Project, Series 2003, AMT,
     9.000% 06/01/33                 1,250,000    1,292,750
NY New York City Industrial
   Development, JFK International
   Airport Project, American Airlines,
   Inc., Series 2002 B, AMT,
     8.500% 08/01/28                   500,000      379,025
PA Philadelphia Authority for
   Industrial Development, Aero
   Philadelphia LLC,
   Series 1999, AMT,
     5.250% 01/01/09                   350,000      327,415
TX Houston Industrial Development,
   Air Cargo, Perot Development,
   Series 2002, AMT,
     6.000% 03/01/23                   541,150      539,131
WA Seattle, Northwest Airlines,
   Inc., Series 2000, AMT,
     7.250% 04/01/30                   425,000      377,914
                                                -----------
                      Air Transportation Total    6,673,169
                                                -----------
AIRPORTS - 2.7%
PA Philadelphia Airport Authority for
   Industrial Development,
   Series 1998 A, AMT,
     5.125% 07/01/28                 6,750,000    6,606,157
                                                -----------
                                Airports Total    6,606,157
                                                -----------
TOLL FACILITIES - 2.3%
CA San Joaquin Hills Transportation
   Corridor Agency, Series 1993 A,
     (a) 01/15/15                    3,000,000    1,808,130
CO Northwest Parkway Public
   Highway Authority, Series 2001 D,
     7.125% 06/15/41                 1,000,000    1,036,210




See notes to investment portfolio.

May 31, 2004 (Unaudited)


MUNICIPAL BONDS (CONTINUED)            PAR ($)    VALUE ($)
-----------------------------------------------------------
TRANSPORTATION (CONTINUED)
TOLL FACILITIES (CONTINUED)
CO Public Highway Authority,
   Arapahoe County, E-470, Series 2000 B:
     (a) 09/01/18                    3,000,000    1,453,170
     (a) 09/01/35                    8,750,000      854,787
NY Triborough Bridge & Tunnel
   Authority, Series 2002,
     5.500% 11/15/20                   375,000      416,884
                                                -----------
                         Toll Facilities Total    5,569,181
                                                -----------
TRANSPORTATION - 0.3%
NV Department of Business &
   Industry, Las Vegas Monorail
   Project, Series 2000,
     7.375% 01/01/40                   750,000      733,733
                                                -----------
                          Transportation Total      733,733
                                                -----------
                          TRANSPORTATION TOTAL   19,582,240
                                                -----------

-----------------------------------------------------------
UTILITY - 18.3%
INDEPENDENT POWER PRODUCERS - 2.6%
MI Midland County Economic
   Development Corp.,
   Series 2000, AMT,
     6.875% 07/23/09                 1,000,000    1,031,750
NY Port Authority of New York &
   New Jersey, KIAC Partners,
   Series 1996 IV, AMT,
     6.750% 10/01/11                 2,000,000    2,057,540
PA Carbon City Industrial
   Development, Panther Creek

   Partners Project, Series 2000, AMT,
     6.650% 05/01/10                   140,000      149,848
PA Economic Development Finance
   Authority, Colver Project,
   Series 1994 D, AMT,
     7.150% 12/01/18                 1,500,000    1,546,965
PR Commonwealth of Puerto Rico
   Industrial, Educational, Medical &
   Environmental Cogeneration
   Facilities, AES Project,
   Series 2000, AMT,
     6.625% 06/01/26                   320,000      331,581
VA Pittsylvania County Industrial
   Development Authority, Multi-trade
   of Pittsylvania, Series 1994 A, AMT:
     7.450% 01/01/09                 1,000,000      939,170
     7.550% 01/01/19                   250,000      225,167
                                                -----------
             Independent Power Producers Total    6,282,021
                                                -----------
INVESTOR OWNED - 4.7%

AZ Maricopa County Pollution
   Control, El Paso Electric Co.,
   Series 2002 A,
     6.250% 05/01/37                   500,000      517,745




                                       PAR ($)    VALUE ($)
-----------------------------------------------------------
AZ Pima Industrial Development
   Authority, Tucson Electric
   Power Co., Series 1997 A, AMT,
     6.100% 09/01/25                   750,000      704,700
CA Chula Vista Industrial
   Development Revenue, San
   Diego Gas & Electric Co.,
   Series 1996 B, AMT,
     5.500% 12/01/21 (g)               475,000      481,669
CT Development Authority,
   Connecticut Light & Power Co.,
   Series 1993 B, AMT,
     5.950% 09/01/28                   100,000      103,800
FL Polk County Industrial
   Development Authority, Tampa
   Electric Co. Project,
   Series 1996, AMT,
     5.850% 12/01/30                   800,000      778,896
IL Bryant Pollution Control Revenue,
   Central Illinois Light Co.,
   Series 1993,
     5.900% 08/01/23                 1,000,000    1,001,140
IN Petersburg Pollution Control
   Revenue, Indianapolis Power &
   Light Project, Series 1995,
     6.625% 12/01/24                   750,000      766,793
LA Calcasieu Parish Industrial
   Development Board, Entergy Gulf
   States, Inc., Series 1999,
     5.450% 07/01/10                   500,000      510,955
LA West Feliciana Parish, Entergy
   Gulf States, Inc., Series 1999 B,
     6.600% 09/01/28                   500,000      511,165
MS Business Finance Corp., Systems
   Energy Resources Project, Series 1998,
     5.875% 04/01/22                 1,500,000    1,504,500
MT Forsyth Pollution Control,
   Portland General, Series 1998,
     5.200% 05/01/33                   225,000      233,804
NV Clark County, Industrial
   Development Revenue, Nevada
   Power Co., Series 1997 A, AMT,
     5.900% 11/01/32                 3,000,000    2,584,320
OH Air Quality Development
   Authority, Pollution Control Revenue,
   Cleveland Electric, Series 2002 A,
     6.000% 12/01/13                   650,000      665,633
TX Brazos River Authority Pollution
   Control Revenue, TXU Electric Co.:
   Series 2001 C, AMT,
     5.750% 05/01/36                   275,000      288,049
   Series 2003 C, AMT,
     6.750% 10/01/38                   775,000      813,200
                                                -----------
                          Investor Owned Total   11,466,369
                                                -----------



See notes to investment portfolio.

May 31, 2004 (Unaudited)



MUNICIPAL BONDS (CONTINUED)            PAR ($)    VALUE ($)
-----------------------------------------------------------
UTILITY (CONTINUED)
JOINT POWER AUTHORITY - 0.2%
NC Eastern Municipal Power Agency,
   Series 2003 F,
     5.500% 01/01/16                   430,000      449,427
                                                -----------
                   Joint Power Authority Total      449,427
                                                -----------
MUNICIPAL ELECTRIC - 4.8%
CA Department of Water Resources,
   Power Supply Revenue Bonds,
   Series 2002 A,
     5.500% 05/01/14                 2,000,000    2,202,260
NY Long Island Power Authority,
   Series 2003,
     5.000% 04/01/10                 1,000,000    1,081,600
TX Austin Utilities System,
   Series 1994:
     (a) 05/15/17                    6,600,000    3,461,766
     (a) 05/15/18                    5,000,000    2,468,200
WA Seattle Light & Power,
   Series 2001,
     5.500% 03/01/17                 2,250,000    2,405,385
                                                -----------
                      Municipal Electric Total   11,619,211
                                                -----------
WATER & SEWER - 6.0%
CA Castaic Lake Water Agency,
   Series 1999 A:
     (a) 08/01/25                   10,445,000    3,170,789
     (a) 08/01/26                   10,445,000    2,958,651
MA Water Resource Authority,
   Series 1997 D,
     5.000% 08/01/24 (h)             6,000,000    6,024,900
MS V Lakes Utility District,
   Series 1994,
     8.250% 07/15/24                   500,000      477,470
TX Houston Water & Sewer System,
   Series 1991 C,
     (a) 12/01/12                    3,000,000    2,068,800
                                                -----------
                           Water & Sewer Total   14,700,610
                                                -----------
                                 UTILITY TOTAL   44,517,638
                                                -----------

TOTAL MUNICIPAL BONDS
   (cost of $242,352,747)                       235,879,408
                                                -----------

MUNICIPAL PREFERRED STOCKS - 0.6%       SHARES
-----------------------------------------------------------
HOUSING - 0.6%
MULTI-FAMILY - 0.6%
Charter Mac Equity Issuer Trust:
   Series A-4, AMT,
     6.000% 04/30/19 (e)             1,000,000    1,006,880
   AMT,
     7.600% 11/30/10 (e)               500,000      567,055
                                                -----------

TOTAL MUNICIPAL PREFERRED STOCKS
   (cost of $1,500,000)                           1,573,935
                                                -----------





SHORT-TERM OBLIGATIONS - 1.4%          PAR ($)    VALUE ($)
-----------------------------------------------------------
VARIABLE RATE DEMAND NOTES (i) - 1.4%
CO Denver Healthcare & Hospital
   Authority, Healthcare Revenue,
   Series 2001 B,
     1.140% 12/01/31                   100,000      100,000
IL Health Care Facilities Authority,
   OSF Healthcare System,
   Series 2002,
     1.100% 11/15/27                 1,100,000    1,100,000
IN Health Facility Financing Authority,
   Golden Years Homestead, Inc.,
   Series 2002 A,
     1.090% 06/01/25                   200,000      200,000
MN Brooklyn Center,
   Brookdale Corp II Project,
   Series 2001,
     1.140% 12/01/14                   100,000      100,000
MN State Higher Educational
   Facility Authority, Olaf College,
   Series 5-M1,
     1.090% 10/01/32                   200,000      200,000
MO State Development Finance
   Board, Lease Revenue,
   Series 2003,
     1.140% 06/01/33                   400,000      400,000
MO State Health & Educational
   Facilities Authority, Washington
   University, Series 1996 C,
     1.090% 09/01/30                   100,000      100,000
NY New York, Series A-7,
     1.070% 08/01/21                   900,000      900,000
WY Uinta County Pollution Control
   Revenue, Chevron U.S.A.
   Inc. Project:
   Series 1992,
     1.080% 12/01/22                   100,000      100,000
   Series 1993,
     1.080% 08/15/20                   200,000      200,000
                                                -----------

TOTAL SHORT-TERM OBLIGATIONS
   (cost of $3,400,000)                           3,400,000
                                                -----------

TOTAL INVESTMENTS - 98.9%
   (cost of $247,252,747) (j)                   240,853,343
                                                -----------

OTHER ASSETS & LIABILITIES, NET - 1.1%            2,575,620
-----------------------------------------------------------
NET ASSETS* - 100.0%                            243,428,963
                                                -----------




See notes to investment portfolio.

May 31, 2004 (Unaudited)


NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------
*   Net assets represent both Common Shares and Auction Preferred Shares.
(a) Zero coupon bond.
(b) Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. At May 31, 2004, these securities amounted to $1,947,630, which represents 0.8% of net assets.

                                    ACQUISITION    ACQUISITION
    SECURITY                           DATE           COST
--------------------------------------------------------------
    CA Statewide Community Development
       Authority:
       Crossroads School for
       Arts & Sciences, Series 1998:
         6.000% 08/01/28               08/21/98    $  410,000
         6.000% 08/01/28               08/31/98       700,000
       Eskaton Village - Grass Valley,
       Series 2000,
         8.250% 11/15/31               09/08/00       750,000
                                                   ----------
                                                   $1,860,000
                                                   ----------

(c) The issuer is in default of certain debt covenants. Income is not being fully accrued. As of May 31, 2004, the value of these securities amounted to $2,612,327, which represents 1.1% of net assets.
(d) The issuer has filed for bankruptcy protection under Chapter 11. Income is not being accrued. As of May 31, 2004, the value of these securities amounted to $982,934, which represents 0.4% of net assets.
(e) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2004, these securities amounted $3,958,589, which represents 1.6% of net assets.
(f) The Trust has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(g) Security purchased on a delayed delivery basis.
(h) A portion of the security with a market value of $2,171,976 pledged as collateral for open futures contracts.
(i) Variable rate demand note. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates as of May 31, 2004.
(j) Cost for federal income tax purposes is $247,089,705.

At May 31, 2004, the Trust held the following open short futures contracts:

                                                                 UNREALIZED
                                  AGGREGATE      EXPIRATION     APPRECIATION
       TYPE          VALUE        FACE VALUE        DATE       (DEPRECIATION)
-----------------------------------------------------------------------------
10-Year U.S.
   Treasury Note  $29,145,594    $29,126,758      Sept-2004     $  (18,836)
U.S. Long Bond     26,919,375     28,242,160      Jun-2004       1,322,785
                                                                ----------
                                                                $1,303,949
                                                                ----------

            ACRONYM                       NAME
-----------------------------------------------------------
              AMT                Alternative Minimum Tax



See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2004 (Unaudited)


ASSETS:

Investments, at cost                           $247,252,747
                                               ------------
Investments, at value                          $240,853,343
Cash                                                 91,290
Receivable for:
   Investments sold                                  32,971
   Interest                                       3,796,306
   Futures variation margin                         287,750
Deferred Trustees' compensation plan                 11,389
Other assets                                         36,232
                                               ------------
   Total Assets                                 245,109,281
                                               ------------

LIABILITIES:
Payable for:
   Investments purchased on
      a delayed delivery basis                      475,000
   Distributions--common shares                     969,516
   Distributions--preferred shares                   27,418
   Preferred shares remarketing commissions           5,559
   Investment advisory fee                          133,264
   Pricing and bookkeeping fees                      16,063
   Custody fee                                        2,943
   Audit fee                                         27,555
   Transfer agent fee                                11,611
Deferred Trustees' fees                              11,389
                                               ------------
   Total Liabilities                              1,680,318
                                               ------------

Auction Preferred Shares (3,600 shares issued and
   outstanding at $25,000 per share)           $ 90,000,000
                                               ------------


COMPOSITION OF NET ASSETS
   APPLICABLE TO COMMON SHARES:

Paid-in capital--common shares                 $207,841,868
Undistributed net investment income                 630,117
Accumulated net realized loss                   (49,947,567)
Net unrealized appreciation (depreciation) on:
   Investments                                   (6,399,404)
   Futures contracts                              1,303,949
                                               ------------

Net assets at value applicable to 27,719,719
   common shares of beneficial
   interest outstanding                        $153,428,963
                                               ============

Net asset value per common share               $       5.54
                                               ============




STATEMENT OF OPERATIONS

For the Six Months Ended May 31, 2004 (Unaudited)


INVESTMENT INCOME:
Interest                                       $  7,231,669
Dividends                                            21,727
                                               ------------
   Total Investment Income                        7,253,396
                                               ------------

EXPENSES:
Investment advisory fee                             812,564
Transfer agent fee                                   34,511
Pricing and bookkeeping fees                         62,788
Trustees' fees                                        5,041
Preferred shares remarketing commissions            112,937
Custody fee                                           8,617
Other expenses                                       83,721
                                               ------------
   Total Expenses                                 1,120,179
Custody earnings credit                                (280)
                                               ------------
   Net Expenses                                   1,119,899
                                               ------------
Net Investment Income                             6,133,497
                                               ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS AND FUTURES CONTRACTS:
Net realized loss on:
   Investments                                   (1,081,708)
   Futures contracts                             (2,173,718)
                                               ------------
      Net realized loss                          (3,255,426)
                                               ------------
Net change in unrealized appreciation/
   depreciation on:
   Investments                                   (6,567,728)
   Futures contracts                              1,211,341
                                               ------------
      Net change in unrealized
        appreciation/depreciation                (5,356,387)
                                               ------------
Net Loss                                         (8,611,813)
                                               ------------
Net Decrease in Net Assets from Operations       (2,478,316)
                                               ------------

LESS DISTRIBUTIONS DECLARED TO
   PREFERRED SHAREHOLDERS:
From net investment income                         (448,647)
                                               ------------

Net Decrease in Net Assets from Operations
   Applicable to Common Shares                 $ (2,926,963)
                                               ------------




See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                                               (UNAUDITED)
                                                                                               SIX MONTHS            YEAR
                                                                                                  ENDED              ENDED
                                                                                                 MAY 31,         NOVEMBER 30,
INCREASE (DECREASE) IN NET ASSETS:                                                                2004               2003
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                                                          $ 6,133,497       $ 13,061,245
Net realized loss on investments and futures contracts                                          (3,255,426)        (6,018,896)
Net change in unrealized appreciation/depreciation on investments and futures contracts         (5,356,387)         6,503,690
                                                                                               -----------       ------------
Net Increase (Decrease) from Operations                                                         (2,478,316)        13,546,039
                                                                                               -----------       ------------

LESS DISTRIBUTIONS DECLARED TO PREFERRED SHAREHOLDERS:
From net investment income                                                                        (448,647)          (886,846)
                                                                                               -----------       ------------
Increase (Decrease) in Net Assets from Operations Applicable to Common Shares                   (2,926,963)        12,659,193
                                                                                               -----------       ------------

LESS DISTRIBUTIONS DECLARED TO COMMON SHAREHOLDERS:
From net investment income                                                                      (5,818,993)       (11,897,663)
                                                                                               -----------       ------------

SHARE TRANSACTIONS:
Distributions reinvested                                                                           181,019            188,292
                                                                                               -----------       ------------
Total Increase (Decrease) in Net Assets Applicable to Common Shares                             (8,564,937)           949,822

NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of period                                                                            161,993,900        161,044,078
                                                                                               -----------       ------------
End of period (including undistributed net investment income
   of $630,117 and $764,260, respectively)                                                    $153,428,963       $161,993,900
                                                                                               -----------       ------------

NUMBER OF TRUST SHARES:
Common Shares:
Issued for distributions reinvested                                                                 31,152             32,387
Outstanding at:
   Beginning of period                                                                          27,688,567         27,656,180
                                                                                               -----------       ------------
   End of period                                                                                27,719,719         27,688,567
                                                                                               -----------       ------------

Preferred Shares:
Outstanding at end of period                                                                         3,600              3,600
                                                                                               -----------       ------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

May 31, 2004 (Unaudited)


NOTE 1. ORGANIZATION

Colonial Municipal Income Trust (the "Trust") is a Massachusetts business trust registered under the Investment Company Act of 1940 (the "Act"), as amended, as a non-diversified, closed-end management investment company.

INVESTMENT GOAL
The Trust seeks to provide high current income, generally exempt from federal income taxes, by investing primarily in medium and lower quality bonds and notes issued by or on behalf of state and local government units whose interest is exempt from ordinary federal income tax, other than the possible incidence of any alternative minimum tax. The Trust's secondary goal is to seek total return.

TRUST SHARES
The Trust may issue an unlimited number of common shares. On July 20, 1999, the Trust issued 3,600 Auction Preferred Shares ("APS").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

SECURITY VALUATION
Debt securities generally are valued by a pricing service approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted securities and investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

FUTURES CONTRACTS
The Trust may invest in municipal and U.S. Treasury futures contracts. The Trust may invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Trust and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, Inc. of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded on the Trust's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Trust deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Trust equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Trust also identifies portfolio securities as segregated with the custodian in a separate account in an amount equal to the futures contract. The Trust recognizes a realized gain or loss when the contract is closed or expires.

OPTIONS
The Trust may write call and put options on futures it owns or in which it may invest. Writing put options tends to increase the Trust's exposure to the underlying instrument. Writing call options tends to decrease the Trust's exposure to the underlying instrument. When the Trust writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future transaction to determine the realized gain or

May 31, 2004 (Unaudited)


loss. The Trust as a writer of an option has no control over whether the underlying future may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future underlying the written option. There is the risk the Trust may not be able to enter into a closing transaction because of an illiquid market.

The Trust may also purchase put and call options. Purchasing call options tends to increase the Trust's exposure to the underlying instrument. Purchasing put options tends to decrease the Trust's exposure to the underlying instrument. The Trust pays a premium, which is included in the Trust's Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future transaction to determine the realized gain or loss. The Trust's custodian will set aside cash or liquid portfolio securities equal to the amount of the written options contract commitment in a separate account.

RESTRICTED SECURITIES
Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer's expense either upon demand by the Trust or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Trust will not incur any registration costs upon such resale.

DELAYED DELIVERY SECURITIES
The Trust may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Trust to subsequently invest at less advantageous prices. The Trust identifies cash or liquid portfolio securities as segregated with the custodian in an amount equal to the delayed delivery commitment.

INCOME RECOGNITION
Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities.

FEDERAL INCOME TAX STATUS
The Trust intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable or tax-exempt income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Trust intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Trust should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to common shareholders are recorded on ex-date. Distributions to Auction Preferred shareholders are recorded daily and payable at the end of each dividend period. Each dividend payment period for the APS is generally seven days. The applicable dividend rate for the APS on May 31, 2004 was 1.07%. For the six months ended May 31, 2004, the Trust declared dividends to Auction Preferred shareholders amounting to $448,647, representing an average APS dividend rate of 0.99%.

NOTE 3. FEDERAL TAX INFORMATION
The tax character of distributions paid during the year ended November 30, 2003 was as follows:
Distributions paid from:
   Tax-Exempt Income                            $12,778,538
   Ordinary Income*                                   5,971
   Long-Term Capital Gains                               --

   * For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at May 31, 2004, based on cost of investments for federal income tax purposes was:

      Unrealized appreciation                  $ 10,329,357
      Unrealized depreciation                   (16,565,719)
                                               ------------
      Net unrealized depreciation              $ (6,236,362)
                                               ------------

The following capital loss carryforwards, determined as of November 30, 2003, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

            YEAR OF                    CAPITAL LOSS
          EXPIRATION                   CARRYFORWARD
       -----------------          -----------------------
             2004                       $     4,074
             2005                         7,196,783
             2007                         3,490,821
             2008                        13,036,764
             2009                         3,114,307
             2010                         7,684,792
             2011                         4,393,912
                                      -------------
                                        $38,921,453
                                      -------------

Expired capital loss carryforwards are recorded as a reduction of paid-in capital.

May 31, 2004 (Unaudited)


NOTE 4. FEES AND COMPENSATION PAID TO AFFILIATES

Columbia Management Advisors, Inc. ("Columbia") is the investment advisor to the Trust. Prior to April 1, 2004, Columbia was an indirect, wholly owned subsidiary of FleetBoston Financial Corporation ("FleetBoston"). Effective April 1, 2004, FleetBoston, including the Trust's investment advisor, was acquired by Bank of America Corporation ("BOA"). The acquisition did not change the way the Trust is managed, the investment personnel assigned to manage the Trust or the fees paid by the Trust.

INVESTMENT ADVISORY FEE
Columbia provides administrative and other services to the Trust in addition to investment advisory services. Columbia receives a monthly investment advisory fee at the annual rate of 0.65% of the Trust's average weekly net assets, including assets applicable to the APS.

PRICING AND BOOKKEEPING FEES
Columbia is responsible for providing pricing and bookkeeping services to the Trust under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, Columbia pays the total fees received to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Trust, Columbia receives from the Trust an annual flat fee of $10,000 paid monthly, and in any month that the Trust's average weekly net assets, including assets applicable to APS, exceed $50 million, an additional monthly fee. The additional fee rate is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. This rate is applied to the average weekly net assets, including assets applicable to APS, of the Trust for that month. The Trust also pays additional fees for pricing services based on the number of securities held by the Trust. For the six months ended May 31, 2004, the Trust's annualized effective pricing and bookkeeping fee rate was 0.050%.

CUSTODY CREDITS
The Trust has an agreement with its custodian bank under which custody fees may be reduced by balance credits. The Trust could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

FEES PAID TO OFFICERS AND TRUSTEES
The Trust pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Trust's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Trust's assets.

OTHER
Columbia provides certain services to the Trust related to Sarbanes-Oxley compliance. For the six months ended May 31, 2004, the Trust paid $769 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

NOTE 5. PORTFOLIO INFORMATION

For the six months ended May 31, 2004, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $14,850,998 and $17,839,823, respectively.

NOTE 6. PREFERRED SHARES

The Trust currently has outstanding 3,600 APS. The APS are redeemable at the option of the Trust on any dividend payment date at the redemption price of $25,000 per share, plus an amount equal to any dividends accumulated on a daily basis unpaid through the redemption date (whether or not such dividends have been declared).

Under the Act, the Trust is required to maintain asset coverage of at least 200% with respect to the APS as of the last business day of each month in which any APS are outstanding. Additionally, the Trust is required to meet more stringent asset coverage requirements under the terms of the APS Agreement and in accordance with the guidelines prescribed by the APS' rating agencies. Should these requirements not be met, or should dividends accrued on the APS not be paid, the Trust may be restricted in its ability to declare dividends to common shareholders or may be required to redeem certain APS. At May 31, 2004, there were no such restrictions on the Trust.

NOTE 7. DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES

GEOGRAPHIC CONCENTRATION
The Trust has greater than 5% of its total investments at May 31, 2004 invested in debt obligations issued by the states of California, Illinois, Massachusetts, New York, Pennsylvania, Texas and Washington and their respective political subdivisions, agencies and public authorities. The Trust is more susceptible to economic and political factors adversely affecting issuers of the specific state's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

HIGH-YIELD SECURITIES
Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. Government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk bonds." Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such

May 31, 2004 (Unaudited)


obligations. Moreover, high-yield securities may be less liquid to the extent there is no established secondary market.

INDUSTRY FOCUS
The Trust may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

ISSUER FOCUS
As a non-diversified fund, the Trust may invest a greater percentage of its total assets in the securities of fewer issuers than a diversified fund. The Trust may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

LEGAL PROCEEDINGS
Columbia and Columbia Funds Distributor, Inc. ("CFDI"), and certain of their affiliates (collectively, "the Columbia Group") have received information requests and subpoenas from various regulatory and law enforcement authorities in connection with their investigations of late trading and market timing in mutual funds, as well as other industry wide issues. The Columbia Group has not uncovered any instances where Columbia or CFDI were knowingly involved in late trading of mutual fund shares.

On February 24, 2004, the Securities and Exchange Commission ("SEC") filed a civil complaint in the United States District Court for the District of Massachusetts against Columbia and CFDI, alleging that they had violated certain provisions of the federal securities laws in connection with trading activity in mutual fund shares. Also on February 24, 2004, the New York Attorney General ("NYAG") filed a civil complaint in New York Supreme Court, County of New York against Columbia and CFDI alleging that Columbia and CFDI had violated certain New York anti-fraud statutes. If either Columbia or CFDI is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor or distributor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could prevent Columbia, CFDI or any company that is an affiliated person of Columbia and CFDI from serving as an investment advisor or distributor for any registered investment company, including your fund. Your fund has been informed by Columbia and CFDI that, if these results occur, they will seek exemptive relief from the SEC to permit them to continue to serve as your fund's investment advisor and distributor. There is no assurance that such exemptive relief will be granted. On March 15, 2004, Columbia and CFDI entered into agreements in principle with the SEC Division of Enforcement and NYAG in settlement of the charges. Under the agreements, Columbia and CFDI agreed, among other things, to the following conditions: payment of $70 million in disgorgement; payment of $70 million in civil penalties; an order requiring Columbia and CFDI to cease and desist from violations of the antifraud provisions and other provisions of the federal securities laws; governance changes designed to maintain the independence of the mutual fund boards of trustees and ensure compliance with securities laws and their fiduciary duties; and retention of an independent consultant to review Columbia's and CFDI's compliance policies and procedures. The agreement requires the final approval of the SEC. In a separate agreement with the NYAG, the Columbia Group has agreed to reduce mutual fund fees by $80 million over a five-year period.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

In connection with the events described in detail above, various parties have filed suit against certain funds, their Boards and/or FleetBoston (and affiliated entities). These suits and certain regulatory investigations are ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows (common shares unless otherwise noted):

                                                 (UNAUDITED)
                                                 SIX MONTHS
                                                   ENDED                         YEAR ENDED NOVEMBER 30,
                                                   MAY 31,   -----------------------------------------------------------------
                                                    2004         2003         2002         2001         2000         1999
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $     5.85   $     5.82   $     6.12   $     6.05   $     6.51   $     7.57
                                                  ----------   ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                   0.22(a)      0.47(a)      0.50(a)(b)   0.53(a)      0.55(c)      0.46
Net realized and unrealized gain (loss)
   on investments and futures contracts                (0.30)        0.02        (0.33)(b)     0.03        (0.44)       (0.97)
                                                  ----------   ----------   ----------   ----------   ----------   ----------
   Total from Investment Operations                    (0.08)        0.49         0.17         0.56         0.11        (0.51)
                                                  ----------   ----------   ----------   ----------   ----------   ----------
LESS DISTRIBUTIONS DECLARED TO
   PREFERRED SHAREHOLDERS:
From net investment income                             (0.02)       (0.03)       (0.05)       (0.10)       (0.14)       (0.04)
                                                  ----------   ----------   ----------   ----------   ----------   ----------
   Total from Investment Operations
   Applicable to Common Shareholders                   (0.10)        0.46         0.12         0.46        (0.03)       (0.55)
                                                  ----------   ----------   ----------   ----------   ----------   ----------
LESS DISTRIBUTIONS DECLARED TO
   COMMON SHAREHOLDERS:
From net investment income                             (0.21)       (0.43)       (0.42)       (0.39)       (0.43)       (0.42)
In excess of net investment income                        --           --           --           --           --        (0.04)
                                                  ----------   ----------   ----------   ----------   ----------   ----------
   Total Distributions Declared to
      Common Shareholders                              (0.21)       (0.43)       (0.42)       (0.39)       (0.43)       (0.46)
                                                  ----------   ----------   ----------   ----------   ----------   ----------
LESS SHARE TRANSACTIONS:
Commission and offering costs--
   preferred shares                                       --           --           --           --           --(d)     (0.05)
                                                  ----------   ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD                    $     5.54   $     5.85   $     5.82   $     6.12   $     6.05   $     6.51
                                                  ----------   ----------   ----------   ----------   ----------   ----------
Market price per share--
   common shares                                  $     5.20   $     5.65   $     5.67   $     5.65   $     5.38   $     5.75
                                                  ----------   ----------   ----------   ----------   ----------   ----------
Total return-- based on market value
  -- common shares (e)                                 (4.48)%(f)    7.35%        7.87%       12.05%        0.84%      (24.33)%
                                                  ----------   ----------   ----------   ----------   ----------   ----------
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Expenses (g)(h)                                         1.40%(i)     1.39%        1.37%        1.45%        1.33%        1.08%
Net investment income before
   preferred stock dividend (g)(h)                      7.65%(i)     8.17%        8.28%(b)     8.55%        8.88%        7.00%
Net investment income after preferred
   stock dividend (g)(h)                                 7.09%(i)    7.61%        7.47%(b)     6.94%        6.68%        6.36%
Portfolio turnover rate                                     6%(f)      15%          27%          12%          12%          20%
Net assets, end of period (000's)--
   common shares                                  $   153,429  $  161,994   $  161,044   $  169,080   $  167,265   $  180,082

(a)Per share data was calculated using average shares outstanding during the period.
(b)Effective December 1, 2001, the Trust adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change, for the year ended November 30, 2002 was to increase the ratio of net investment income to average net assets from 8.24% to 8.28% and increase the ratio of net investment income (adjusted for dividend payments to preferred shareholders) from 7.43% to 7.47%. The impact to net investment income and net realized and unrealized loss per share was less than $0.01. Per share data and ratios for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.
(c)The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.
(d)Rounds to less than $0.01 per share.
(e)Total return at market value assuming all distributions reinvested at prices calculated in accordance with the Dividend Reinvestment Plan.
(f)Not annualized.
(g)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h)Ratios reflect average net assets available to common shares only.
(i)Annualized.

Selected data for a share outstanding throughout each period is as follows (common shares unless otherwise noted):

                                                                                    YEAR ENDED NOVEMBER 30,
                                                              ------------------------------------------------------------------
                                                                   1998         1997         1996          1995          1994
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $     7.41   $     7.41   $     7.48   $     7.15   $     7.83
                                                                ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                 0.47         0.51         0.51         0.55         0.61
Net realized and unrealized gain (loss) on investments
  and futures contracts                                               0.18           --(a)     (0.07)        0.33        (0.71)
                                                                ----------   ----------   ----------   ----------   ----------
  Total Income from Investment Operations                             0.65         0.51         0.44         0.88        (0.10)
                                                                ----------   ----------   ----------   ----------   ----------
LESS DISTRIBUTIONS DECLARED TO COMMON SHAREHOLDERS:
From net investment income                                           (0.48)       (0.51)       (0.51)       (0.55)       (0.58)
In excess of net investment income                                   (0.01)          --           --           --           --
                                                                ----------   ----------   ----------   ----------   ----------
  Total Distributions Declared to Common Shareholders                (0.49)       (0.51)       (0.51)       (0.55)       (0.58)
                                                                ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD                                  $     7.57   $     7.41   $     7.41   $     7.48   $     7.15
                                                                ----------   ----------   ----------   ----------   ----------
Market price per share-- common shares                          $     8.13   $     7.56   $     7.25   $     6.75   $     6.75
                                                                ----------   ----------   ----------   ----------   ----------
Total return-- based on market value-- common shares (b)             14.57%       11.67%       15.36%        8.04%      (10.06)%
                                                                ----------   ----------   ----------   ----------   ----------
RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL DATA:
Expenses (c)                                                          0.82%        0.86%        0.91%        0.98%        0.90%
Net investment income (c)                                             6.20%        6.83%        6.87%        7.47%        8.12%
Portfolio turnover rate                                                 34%          15%          22%          24%          24%
Net assets, end of period (000's)--common shares                $  208,931   $  203,533   $  202,793   $  204,666   $  195,444

(a)Rounds to less than $0.01 per share.
(b)Total return at market value assuming all distributions reinvested at prices calculated in accordance with the Dividend Reinvestment Plan.
(c)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.


ASSET COVERAGE REQUIREMENTS
                                                                                         INVOLUNTARY                 AVERAGE
                                                                  ASSET                  LIQUIDATING                 MARKET
                                   TOTAL AMOUNT                 COVERAGE                 PREFERENCE                   VALUE
                                    OUTSTANDING                 PER SHARE                 PER SHARE                 PER SHARE
--------------------------------------------------------------------------------------------------------------------------------
05/31/04 *                         $90,000,000                   $67,619                    $25,008                   $25,000
11/30/03                            90,000,000                    69,998                     25,006                    25,000
11/30/02                            90,000,000                    69,734                     25,001                    25,000
11/30/01                            90,000,000                    71,967                     25,007                    25,000
11/30/00                            90,000,000                    71,462                     25,011                    25,000
11/30/99 **                         90,000,000                    50,023                     25,006                    25,000

*  Unaudited.
** On July 20, 1999, the Trust began offering Auction Preferred Shares.

SHAREHOLDER MEETING RESULTS

RESULTS OF THE ANNUAL MEETING OF SHAREHOLDERS

On May 26, 2004, the Annual Meeting of Shareholders of the Trust was held to conduct a vote for or against the approval of the following Items listed on the Trust's Proxy Statement for said Meeting. On March 10, 2004, the record date for the Meeting, the Trust had 27,698,885 common shares outstanding. The votes cast were as follows:

       PROPOSAL 1:
       ELECTION OF TRUSTEES:                    FOR                WITHHELD
-----------------------------------------------------------------------------
       Richard W. Lowry                     22,183,860              558,812
       John J. Neuhauser                    22,211,431              531,241
       Patrick J. Simpson                   22,213,447              529,225
       Thomas C. Theobald                   22,202,745              539,927
       Richard L. Woolworth                 22,219,066              523,606

On March 10, 2004, the record date for the Meeting, the Trust had 3,600 preferred shares outstanding. The votes cast were as follows:

       PROPOSAL 2:
       ELECTION OF TRUSTEES:                    FOR                WITHHELD
-----------------------------------------------------------------------------
       Douglas A. Hacker                       3,146                  23
       Richard W. Lowry                        3,146                  23
       John J. Neuhauser                       3,146                  23
       Patrick J. Simpson                      3,146                  23
       Thomas E. Stitzel                       3,146                  23
       Thomas C. Theobald                      3,146                  23
       Richard L. Woolworth                    3,146                  23

DIVIDEND REINVESTMENT PLAN

COLONIAL MUNICIPAL INCOME TRUST

Shareholders may elect to have all distributions of dividends and capital gains automatically reinvested by EquiServe Trust Company, N.A. (the "Plan Agent"), as agent under the Trust's Dividend Reinvestment and Cash Purchase Plan (the "Plan"). Pursuant to the Plan, the provisions of which are described below, shareholders not making such an election will receive all such amounts in cash paid by check mailed directly to the shareholder by the Plan Agent, as the dividend paying agent.

If the Trustees of the Trust declare a dividend or determine to make a capital gain distribution payable either in shares of the Trust or in cash, as shareholders may have elected, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in shares of the Trust. If the market price of the shares on the payment date for the dividend or distribution is equal to or exceeds their net asset value, participants will be issued shares of the Trust at the higher of net asset value of 95% of the market price. If the net asset value exceeds the market price of Trust shares at such time, or if the Trust declares a dividend or other distribution payable only in cash, the Plan Agent will, as agent for Plan participants, buy Trust shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of the Trust's shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Trust's shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Trust.

Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent. When a participant withdraws from the Plan or upon termination of the Plan as provided below, certificates for whole shares credited to the participant's account under the Plan will be issued and a cash payment will be made for any fraction of a share credited to such account.

Participants in the Plan have the option of making additional cash payments to the Plan Agent semi-annually, for investment in the Trust's shares. Such payments may be made in any amount from $100 to $500. State Street will use all funds received from participants (as well as any dividends and distributions received in cash) to purchase Trust shares in the open market semiannually. Interest will not be paid on any uninvested cash payments.

In the case of shareholders such as banks, brokers or nominees holding shares for others who are the beneficial owners of those shares, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the shareholder of record as representing the total amount registered in such shareholder's name and held for the account of beneficial owners who are to participate in the Plan.

There is no charge to Plan participants for reinvesting dividends or distributions. The Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by the Trust. There will be no brokerage charges with respect to shares issued directly by the Trust as a result of dividends or distributions payable either in stock or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends or distributions as well as from voluntary cash payments. Brokerage charges for purchasing small amounts of stock for individual accounts under the voluntary cash purchase provisions of the Plan are expected to be less than the usual brokerage charges for individual transactions of comparable size, because the Plan Agent will be purchasing shares for all participants in blocks and charging to cash purchase Plan participants a pro rated portion of the lower commissions usually obtainable on such block purchases.

The automatic reinvestment of dividends and distributions will not relieve participants of any income tax that may be payable on such dividends or distributions.

The Plan may be amended or terminated on 30 days' written notice to the Plan participants. All correspondence concerning the Plan should be directed to EquiServe by mail at P.O. Box 403011, Providence, RI 02940-3011, or by phone at 1-800-426-5523.

TRANSFER AGENT


--------------------------------------------------------------------------------
IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Colonial Municipal Income Trust is:

EquiServe
P.O. Box 43010
Providence, RI  02940-3010

The trust mails one shareholder report to each shareholder address. Shareholders can order additional reports by calling 800-730-6001. In addition, representatives at that number can provide shareholders information about the trust.

Financial advisors who want additional information about the trust may speak to a representative at 800-426-3750.

A description of the policies and procedures that the trust uses to determine how to vote proxies relating to its portfolio securities is available (i) without charge, upon request, by calling 800-730-6001 and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

This report has been prepared for shareholders of Colonial Municipal Income
Trust.

COLONIAL MUNICIPAL INCOME TRUST                 SEMIANNUAL REPORT

                                                101-03/056S-0504 (07/04) 04/1532

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable at this time.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable at this time.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees/Directors since those procedures were last disclosed in response to Item 7(d)(2)(ii)(G) of
Schedule 14A.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer, based on his evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, has concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

     (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable at this time.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                Colonial Municipal Income Trust
            ------------------------------------------------------------------


By (Signature and Title) /s/ J. Kevin Connaughton
                        ------------------------------------------------------
                        J. Kevin Connaughton, President and Treasurer

Date                               August 3, 2004
    --------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ J. Kevin Connaughton
                        ------------------------------------------------------
                         J. Kevin Connaughton, President and Treasurer

Date                                August 3, 2004
    --------------------------------------------------------------------------